Principal Variable Contracts Funds, Inc.
Supplement dated June 15, 2026
to the Prospectus and Statement of Additional Information
both dated May 1, 2026
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Growth Index.
On or about June 30, 2026, delete T. Rowe Price Associates, Inc. from the Sub-Advisors section and add the following in alphabetical order:
Fred Alger Management, LLC

SUMMARY FOR SHORT-TERM INCOME ACCOUNT
Effective June 30, 2026, under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Zach Gassmann (since 2026), Portfolio Manager

MANAGEMENT OF THE FUNDS
On or about June 30, 2026, under The Sub-Advisors section, delete all references to T. Rowe Price Associates, Inc. and add the following to the alphabetical list of sub-advisors:

Sub-Advisor:
Fred Alger Management, LLC (“Alger”), 100 Pearl Street, 27th Floor, New York, NY 10004, was founded in 1964 and is an SEC registered investment advisory firm that specializes in growth equity investment strategies.

a portion of LargeCap Growth I

The changes described below are being made to the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD
Independent Board Member Sharmila C. Kassam has changed her name to Sharmila Chatterjee. Accordingly, delete all references to Sharmila C. Kassam and replace with Sharmila Chatterjee.

INVESTMENT ADVISORY AND OTHER SERVICES
On or about June 30, 2026, delete all references to T. Rowe Price Associates, Inc. and add the following to the alphabetical list of sub-advisors:

Sub-Advisor:
Fred Alger Management, LLC (“Alger”) is directly owned by Alger Group Holdings (“AGH”), a financial services holding company. AGH and Alger are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, Inc., the parent company of AGH.

Fund(s):	a portion of assets of LargeCap Growth I

PORTFOLIO MANAGER DISCLOSURE
Effective June 30, 2026, under Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers), delete the row for Zach Gassmann in the Other Accounts Managed table and replace with the following:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Zach Gassmann (2)(3): Government & High Quality Bond and Short-Term Income Account
Registered investment companies	10	$1.5 billion	0	$0
Other pooled investment vehicles	9	$4.7 billion	0	$0
Other accounts	11	$3.0 billion	0	$0
(2) Zach Gassmann became a Portfolio Manager of the Short-Term Income Fund effective June 30, 2026.
(3) Information as of April 30, 2026.
Effective June 30, 2026, under Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers), in the Ownership of Securities table add the following alphabetically:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Zach Gassmann (2)	Short-Term Income	None
(2) Information as of May 31, 2026.

APPENDIX C - PROXY VOTING POLICIES
On or about June 30, 2026, delete the proxy voting policy for T. Rowe Price Associates, Inc. and add the following proxy voting policy for Fred Alger Management, LLC:
2

Adviser Compliance Manual - Account Administration
ALGER
FRED ALGER MANAGEMENT, LLC (“FAM”)
WEATHERBIE CAPITAL, LLC (“WC”)
REDWOOD INVESTMENTS, LLC (“RI”)
(collectively, “Alger”)
PROXY VOTING POLICIES AND PROCEDURES
Effective as of August 2025
Purpose
Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) requires registered investment advisers, who have discretionary authority to vote the proxies held in their clients’ accounts to:
(1)adopt and implement written policies and procedures reasonably designed to ensure that they vote proxies in the best interests of their clients;
(2)describe their proxy voting policies and procedures to their clients and upon request, provide copies of such policies and procedures; and
(3)disclose to their clients how they may obtain information on how the investment adviser voted their proxies.
Rule 204-2 under the Advisers Act requires, among other things, that registered investment advisers maintain records of its proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.
Form N-PX and Rule 14Ad-1 under the Securities Exchange Act of 1934, as amended, each requires certain investment advisers, such as FAM, WC and RI, to report annually how they voted proxies relating to shareholder advisory votes on executive compensation (or “say-on-pay”) matters. This reporting is completed by filing with the Securities and Exchange Commission (the “SEC”) a Form N-PX by August 31st each year.
Scope
This policy applies to FAM, WC, and RI, each an investment adviser registered under the Advisers Act, to ensure that proxies are voted in their clients’ best interests.
Procedures for Implementation
Alger’s Client and Portfolio Administration group (“CPA”) is responsible for supervising the proxy voting process, which includes:
(1)maintaining appropriate proxy voting policies and procedures, as well as records;
(2)determining the accounts for which Alger has proxy voting responsibilities as part of the account onboarding process or in connection with amending client agreements; and
(3)establishing new clients in the proxy voting process, including but not limited to establishing the accounts with Institutional Shareholder Services Inc. (“ISS”), Alger’s proxy voting vendor, ensuring the custodians are sending proxies to ISS, and setting up required client reporting.

Alger receives and considers the recommendations of ISS when voting proxies on behalf of clients. Alger also delegates the mechanics of voting proxies to ISS.
CPA ensures that ISS can vote the proxies of Alger’s clients prior to investing the client assets. Alger provides notification to ISS stating the ISS proxy voting guideline to be used. Alger also instructs the client’s custodian to forward all proxy ballots and notices to ISS.
Alger accesses ISS’s proxy voting through a website that identifies when a proxy vote is due, provides an analysis of each proxy proposal, and indicates how ISS intends to vote the proxy based on its proxy policies. CPA monitors ISS by reviewing upcoming shareholder meetings through this website.
ISS issues voting recommendations based on pre-determined voting guidelines intended to vote proxies in the clients’ best interests. ISS has developed a variety of different “pre-determined” recommendations based on a client’s or adviser’s particular objectives. Currently, in the absence of client specific direction, Alger has instructed ISS to base its recommendations from its Socially Responsible Investment Proxy Voting Guidelines. For clients of Alger who are Taft Hartley plans, Alger instructs ISS to base its recommendations from its Taft Hartley Proxy Voting Guidelines if requested by the client. Clients may instruct Alger to follow ISS Global Board-Aligned Proxy Voting Policy Statement and Guidelines to exclude socially responsible considerations from proxy voting. Clients may have their own specific proxy voting guidelines. For such clients, Alger requests ISS to vote proxies based on the clients’ instructions. Clients may also advise Alger that they will vote proxies for their accounts. For such clients, Alger takes no action with respect to proxy voting.
If a country’s laws allow a company to block the sale of shares in advance of a shareholder meeting, Alger will generally not vote in the shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Although Alger considers proxy voting to be an important shareholder right, Alger will generally not impede its ability to trade in a stock to vote at a shareholder meeting.
An Alger Portfolio Manager or Analyst may desire to override ISS’s voting recommendation. Such override recommendation must be submitted in writing to the appropriate Chief Investment Officer (“CIO”) of FAM, WC or RI, as applicable, outlining the reasons for the override and confirming that the Analyst or Portfolio Manager has no conflict of interest in connection with the recommendation to override ISS’ recommendation. If the applicable CIO agrees with the override, the recommendation is sent to CPA which will notify ISS of Alger’s override vote. If a conflict does exist, the General Counsel reviews the matter with the applicable CIO and they then jointly determine how to cast the vote. All such determinations are documented by CPA and presented quarterly to Alger’s Compliance & Controls Committee.
Daily, CPA monitors Proxy Alert notifications received from ISS. Alger will review any Proxy Alerts related to material changes or additional information, including errors, to assess if the ISS vote was in compliance with Alger’s voting policy.
On a monthly basis, CPA sends a notice of upcoming shareholder meetings to the Alger Analysts for their review.
On a quarterly basis, CPA verifies that proxies for the previous quarter were voted in accordance with Alger’s policies, procedures, and guidelines. Alger randomly selects one issuer’s voted proxy and one issuer’s prepopulated votes for an upcoming meeting. Alger reviews a sample of the proxy items to ensure that the ISS votes are in compliance with Alger’s proxy voting policy for each client that hold the security. A certification from ISS and the result of the sampling is presented to Alger’s Compliance & Controls Committee reporting the voting activity from the previous quarter.

On an annual basis, CPA confirms with ISS which issuer proxy votes were say-on-pay matters that require Form N-PX filings. Once confirmed, CPA ensures that the Form N-PX reports are filed with the SEC by the regulatory August 31st deadline.
Alger or ISS, on Alger’s behalf, maintains records of proxy statements received, votes cast on behalf of clients, client requests for proxy voting information, and documents prepared by the respective investment adviser that were material to making a voting decision. Such records are maintained in an easily accessible place for a period of not less than 5 years in an appropriate office of Alger or ISS. In the event that ISS maintains such records, ISS provides such records to Alger promptly upon Alger’s request.
Conflicts of Interest
When issuing vote recommendations and casting proxy votes in accordance with its pre-determined proxy voting guidelines, ISS also discloses any conflicts of interest it has with the issuer of such securities that are the subject of its recommendation. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, it may recuse itself from voting proxies. In such cases, Alger instructs ISS how to vote. When ISS does not recuse itself, but still discloses a conflict, Alger reviews ISS’s disclosure regarding such conflict. When such relationship involves a payment to ISS of $250,000 or more,
Alger reviews ISS’s voting to ensure adherence to the pre-determined proxy voting guidelines and considers whether ISS’s recommendation is in its clients’ best interests.
Moreover, Alger regularly considers the robustness of ISS’s policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest.
Client Disclosure
Alger provides its clients with a general description of its proxy guidelines. Such description of its proxy voting guidelines can be found in Alger’s Form ADV and in Appendix A below. For
U.S. registered fund shareholders, a description of Alger’s proxy voting guidelines can be found in the applicable fund’s Statement of Additional Information. Further, Alger informs clients, upon request, of Alger’s actual proxy voting policies and procedures, and how Alger voted their proxies. CPA maintains this policy online at www.alger.com.
How to Obtain Further Information
For U.S. registered fund shareholders, Alger’s voting record is available at www.alger.com. For separate accounts clients, please contact your Client Service Manager (212) 806-8800.

Appendix A
SRI Advisory Services Proxy Voting Policy Statement and Guidelines
ISS’s Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.
These dual objectives carry through to socially responsible investors' proxy voting activity once the security selection process is completed. In voting their shares, socially responsible institutional shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, we take as our frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies. Additionally, we incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. We note that there may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that we closely examine the merits of each proposal and consider relevant information and company-specific circumstances in arriving at our decisions. Where Social Advisory Services acts as voting agent for its clients, it follows each client’s voting policy, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.
Taft-Hartley Advisory Services Proxy Voting Policy Statement and Guidelines
The proxy voting policy of ISS’s Taft-Hartley Advisory Services is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.
Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”
The Taft-Hartley Advisory Services guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses – all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
•Corporate policies that affect job security and wage levels;
•Corporate policies that affect local economic development and stability;
•Corporate responsibility to employees, communities and the environment; and
•Workplace safety and health issues.
Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines outlined in the following pages. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. It is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in conformity with the AFL-CIO proxy voting policy.
Global Board-Aligned Proxy Voting Policy Statement and Guidelines
ISS’s Global Board-Aligned Policy is designed to enable subscribing investors to vote in a manner that upholds many foundational corporate governance principles as a means of protecting and maximizing their investments, whilst generally aligning with issuers' board recommendations for voting on environmental and social matters.
On matters of corporate governance, executive compensation, and corporate structure, the Global Board-Aligned Policy guidelines are focused on a range of widely accepted good standards of corporate governance and shareholder rights protection, and on the creation and preservation of economic value. On environmental or social matters, the Global Board-Aligned Policy will generally be in line with the board's recommendations, with support limited to circumstances where it is considered that greater disclosure will directly enhance or protect shareholder value and is reflective of a clearly established reporting standard in the market. Although board diversity is a widely accepted factor in assessing board composition and good standards of corporate governance in many markets globally and for many investors, the Global Board-Aligned Policy excludes consideration of board diversity, or any lack thereof, in determining vote recommendations under the policy, taking the approach that the consideration of such matters is the responsibility of the board.